DERIVATIVE INSTRUMENTS (Schedule of Notional Amounts of Outstanding Derivative Contracts) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Derivative [Line Items]
Total derivatives	$ 51,946	$ 66,296
Derivatives designated as hedging instruments [Member] | Currency forward contracts [Member]
Derivative [Line Items]
Total derivatives	20,778	35,089
Derivatives not designated as hedging instruments [Member] | Currency forward and option contracts [Member]
Derivative [Line Items]
Total derivatives	$ 31,168	$ 31,207